Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of personnel expenses

Thousand of Reais	2024	2023	2022
Wages and salaries	7,087,141	6,640,403	6,311,240
Social security costs	1,692,382	1,654,056	1,431,129
Benefits	1,753,478	1,659,195	1,602,744
Defined benefit pension plans (note 21)	6,280	3,867	6,447
Contributions to defined contribution pension plans	215,685	180,926	128,091
Share-based compensation	294,088	163,695	39,876
Training	68,043	61,686	59,832
Other personnel expenses	480,899	450,098	317,636
Total	11,597,996	10,813,926	9,896,995

Schedule of share-based compensation

					01/01 to			01/01 to			01/01 to
Program	Liquidity Type	Vesting Period	Period of Exercise		12/31/2024			12/31/2023			12/31/2022
		01/2024 to 12/2027	2026, 2027 and 2028	R$	1,100,000	(1)	R$	—	(1)	R$	—	(1)
		01/2023 to 12/2026	2026		20,263	SANB11		15,637	SANB11		—	SANB11
		01/2023 to 12/2026	2025 and 2026	R$	750,000	(1)	R$	750,000	(1)	R$	—	(1)
		01/2022 to 12/2025	2025		118,363	SANB11		118,363	SANB11		66,323	SANB11
		01/2021 to 12/2023	2023	R$	—	(4)	R$	—	(4)	R$	1,500,000	(4)
		01/2021 to 10/2024	2024	R$	—	(1)	R$	18,270,000	(1)	R$	23,490,000	(1)
	Santander Brasil Bank Shares	09/2020 to 09/2022	2022		—	SANB11		—	SANB11		209,278	SANB11
Local		09/2020 to 09/2022	2024		—	SANB11		217,291	SANB11 (2)		222,178	SANB11 (2)
		01/2020 to 12/2022	2023	R$	—	(2)	R$	—	(2)	R$	4,002,000	(2)
		01/2020 to 09/2023	2023		—	SANB11		—	SANB11		139,163	SANB11
		07/2019 to 06/2022	2022		—	SANB11		—	SANB11		111,066	SANB11
		07/2019 to 06/2022	2022		—	SANB11		—	SANB11		304,594	SANB11
		07/2019 to 06/2022	2024		—	SANB11		292,537	SANB11 (2)		343,863	SANB11 (2)
		01/2019 to 12/2021	2022 and 2023	R$	—	(3)	R$	—	(3)	R$	40,403	(3)
		2023			—	SAN (3)		80,412	SAN (3)		159,253	SAN (3)
		2023, with limit for options' exercise until 2030			420,394	Op. SAN Shares (3)		420,394	Op. SAN Shares (3)		832,569	Op. SAN Shares (3)
		02/2024			117,601	SAN (4)		117,601	SAN (4)		124,184	SAN (4)
		02/2024, with a limit for exercising the options until 02/2029			183,840	Op. SAN Shares (4)		350,839	Op. SAN Shares (4)		370,477	Op. SAN Shares (4)
Global	Santander Spain Shares and Options	2025			95,786	SAN (4)		95,786	SAN (4)		150,703	SAN (4)
		2025, with a limit for exercising the options until 2030			367,827	Op. SAN Shares (4)		367,827	Op. SAN Shares (4)		578,713	Op. SAN Shares (4)
		2026			175,476	SAN (4)		199,680	SAN (4)		199,680	SAN (4)
		2026, with a limit for exercising the options until 2033			472,469	Op. SAN Shares (4)		537,637	Op. SAN Shares (4)		537,637	Op. SAN Shares (4)
		2027			8,528	SAN (4)		9,095,000	SAN (4)		—	SAN (4)
		2027, with a limit for exercising the options until 2032			80,476	Op. SAN Shares (4)		—	Op. SAN Shares (4)		—	Op. SAN Shares (4)
		2028			2,411	SAN (4)		—	SAN (4)		—	SAN (4)
		2028, with a limit for exercising the options until 2033			9,888	Op. SAN Shares (4)		—	Op. SAN Shares (4)		—	Op. SAN Shares (4)
		12/2024, with payment in 2025			50,419	SANB11		—	SANB11		—	SANB11

12/2025, with payment in 2026		70,346	SANB11		—	SANB11		—	SANB11
	R$	1,850,000	(1)	R$	19,020,000	(1)	R$	28,992,000	(1)
Balance of Plans on December 31, 2024					R$9,095,000	Op. Ações SAN (4)
		259,391	SANB11		643,828	SANB11		1,436,867	SANB11
					293,799	Op. Ações SAN (4)
		399,802	SAN (3) (4)		1,139,060	SAN (3) (4)		434,140	SAN (3) (4)
		1,444,530	SAN (3) (4)		106,147	SAN (3) (4)		1,781,759	SAN (3) (4)
(1)	Plan target in Reais, paid in SANB11 shares according to the achievement of the plan's performance indicators at the end of the vesting period, based on the price of the last 15 trading sessions of the month immediately prior to payment.

Throughout 2024, 551,572 gross shares were paid and the amount of R$1,820,000 was canceled due to non-achievement of the contracts' performance indicators.

(2)	Long-Term Incentive Plans finalized, with 486,502 shares paid and 23,326 shares canceled throughout 2024.
(3)	Plan completed with 100% achievement. The portion equivalent to 80,412 shares was paid in cash in Mar/2024 (after the lockup) and 78,841 shares were canceled. The options may be exercised until the end of the period for exercise in 2030, and in the period we had the cancellation of 412,175 options.
(4)	Target of the plan in shares and options on Global shares, to be paid in cash at the end of the vesting period, according to the achievement of the plan's performance indicators.

Schedule of impacts on the result are recorded in the personnel expenses

			Consolidated
		01/01 to	01/01 to	01/01 to
		12/31/2024	12/31/2023	12/31/2022
Program	Settlement Type
Local	Santander Actions (Brazil)	6,178	17,097	25,506
Global	Santander Spain shares and stock options	6,953	6,380	3,534

Schedule of variable remuneration referenced to shares

			01/01 to	01/01 to	01/01 to
Program	Participant	Liquidity Type	12/31/2024	12/31/2023	12/31/2022
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% and instruments	139,470	156,962	8,228
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% and instruments	170,949	223,562	76,275